Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2024	December 31, 2023
Office equipment, fixtures and furniture	$48,471	$48,475
Computer	24,000	24,000
Motor vehicle	170	170
Less: Accumulated depreciation	(28,795)	(17,894)
Less: Impairment	(26,703)	(26,703)
Total	$17,143	$28,048

The depreciation expenses for the years ended December 31, 2024, 2023 and 2022 was $10.9 million, $5.0 million and $8.0 million, respectively.

Mining equipment were fully impaired in fiscal 2023.